Share-Based Compensation - Fair Value Measurement of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Weighted average fair value [abstract]
Weighted-average fair value	$ 6.73	$ 5.65
Share price	$ 75.96	$ 54.48
Exercise price	$ 75.96	$ 54.48
Risk-free interest rate	0.90%	2.60%
Dividend yield	3.10%	3.30%
Volatility factor	16.00%	15.00%
Expected life (in years)	5	5